Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jun. 07, 2023	Jun. 18, 2021	Jun. 30, 2023
Business Combination (Details) [Line Items]
Business acquisition, measurement period	1 year
Private Warrant [Member]
Business Combination (Details) [Line Items]
Warrants and rights outstanding, term	5 years
IPO [Member] | RONI [Member]
Business Combination (Details) [Line Items]
Gross proceeds		$ 345,000
NET Power Operations, LLC [Member]
Business Combination (Details) [Line Items]
Business combination generated expenses	$ 121,883
Business combination acquirer expenses	16,021
Vested amount	325
Fair value of previously vested	651
Deferred tax liabilities amount			$ 81,243
Proceeds from trust, net	661,623
Interest income (expense)			$ 2,125
Business consideration amount	$ 1,786,258
NET Power Operations, LLC [Member] | Public Warrant [Member]
Business Combination (Details) [Line Items]
Private placement warrants	8,624,974
Warrant exercisable	8,624,974
Warrants price per share	$ 11.5
Public warrants	$ 0.01
Warrants and rights outstanding, term	5 years
NET Power Operations, LLC [Member] | Private Warrant [Member]
Business Combination (Details) [Line Items]
Private placement warrants	10,900,000
Warrant exercisable	10,900,000
Warrants price per share	$ 11.5
NET Power Operations, LLC [Member] | Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Vested shares of common stock	136,073,365
Unvested shares of common stock	1,119,198
NET Power Operations, LLC [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Vested shares of common stock	136,073,365
Unvested shares of common stock	1,119,198
NET Power Operations, LLC [Member] | Class A Common Stock [Member] | Public Warrant [Member] | Share Price Equals Or Exceeds Eighteen U.S. Dollars [Member]
Business Combination (Details) [Line Items]
Share price	$ 18
NET Power Operations, LLC [Member] | Class A Common Stock [Member] | Public Warrant [Member] | Share Price Equals Or Exceeds Ten U.S. Dollars [Member]
Business Combination (Details) [Line Items]
Share price	10
NET Power Operations, LLC [Member] | Class A Common Stock [Member] | Public Warrant [Member] | Share Price Is Below Eighteen U.S. Dollars [Member]
Business Combination (Details) [Line Items]
Share price	$ 18
NET Power Operations, LLC [Member] | Class A Common Stock [Member] | IPO [Member]
Business Combination (Details) [Line Items]
Shares issued	67,352,271